SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Customer base and customer relationship | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	3 years
Customer base and customer relationship | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	6 years 9 months 18 days
Non-compete agreement | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Non-compete agreement | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	5 years
Contract backlog | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	6 months
Contract backlog | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	2 years 1 month 20 days
Trade name
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Trademark | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Trademark | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	2 years
Software Technology | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	4 years
Software Technology | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	5 years